Schedule of Net Revenue By Product Segment (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Oil and gas revenue, net	$ 5,816,662	$ 1,497,973	$ 11,962,601	$ 2,511,598
Oil [member]
IfrsStatementLineItems [Line Items]
Oil and gas revenue, net			1,367,884	2,106,871
Gas [member]
IfrsStatementLineItems [Line Items]
Oil and gas revenue, net			$ 10,594,717	$ 404,727